Investment and Fair Value Measurement (Details) - Schedule of carrying value of the non-marketable investments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Carrying Value Of The Non Marketable Investments Abstract
Initial cost basis	$ 4,079,707	$ 4,079,707
Upward adjustments	6,108,899
Downward adjustments and impairment	(520,821)
Total carrying value at the end of the period	$ 9,667,785	$ 4,079,707